Bank Loan Core Fund
Portfolio of Investments
September 30, 2023 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—82.8%
		Aerospace/Defense—1.2%
$ 1,680,561		TransDigm, Inc., 2023 Term Loan I–1st Lien, 8.640% (SOFR CME +3.250%), 8/24/2028	$ 1,683,317
2,876,785		Vectra Co., Term Loan–1st Lien, 8.681% (SOFR CME +3.250%), 3/8/2025	2,843,745
1,561,650		Vectra Co., Term Loan–2nd Lien, 12.681% (SOFR CME +7.250%), 3/8/2026	1,518,705
		TOTAL	6,045,767
		Airlines—1.2%
2,850,000		American Airlines, Inc., 2021 Term Loan–1st Lien, 10.338% (SOFR CME +4.750%), 4/20/2028	2,941,029
1,487,500		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 9.076% (SOFR CME +3.750%), 10/20/2027	1,541,891
1,490,928		United Airlines, Inc., 2021 Term Loan B–1st Lien, 9.182% (SOFR CME +3.750%), 4/21/2028	1,495,587
		TOTAL	5,978,507
		Automotive—2.1%
1,379,000		American Axle and Manufacturing, Inc., 2022 Term Loan B–1st Lien, 8.436%–8.929% (SOFR CME +3.500%), 12/13/2029	1,376,132
2,500,000		Clarios Global, LP, 2023 Incremental Term Loan–1st Lien, 9.066% (SOFR CME +3.750%), 5/6/2030	2,498,837
2,200,756		DexKo Global, Inc., 2021 USD Term Loan B–1st Lien, 9.402% (SOFR CME +3.750%), 10/4/2028	2,152,614
1,900,000		DexKo Global, Inc., 2023 Incremental Term Loan–1st Lien, 9.640% (SOFR CME +4.250%), 10/4/2028	1,880,212
1,950,000		RealTruck Group, Inc., 2021 Term Loan B–1st Lien, 9.181% (SOFR CME +3.750%), 1/31/2028	1,870,079
1,321,172		TI Group Automotive Systems, LLC, 2021 USD Term Loan–1st Lien, 8.681% (SOFR CME +3.250%), 12/16/2026	1,321,172
		TOTAL	11,099,046
		Building Materials—4.1%
1,440,000		American Builders & Contractors Supply Co., Inc., 2019 Term Loan–1st Lien, 7.416% (SOFR CME +2.000%), 1/15/2027	1,440,245
1,702,900		Cornerstone Building Brands, Inc., 2021 Term Loan B–1st Lien, 8.682% (SOFR CME +3.250%), 4/12/2028	1,666,186
1,339,875		Cornerstone Building Brands, Inc., 2022 Term Loan–1st Lien, 10.957% (SOFR CME +5.625%), 8/1/2028	1,336,525
1,889,049		CP Atlas Buyer, Inc., 2021 Term Loan B–1st Lien, 9.166% (SOFR CME +3.750%), 11/23/2027	1,787,116
2,401,793		Foundation Building Materials Holding Co., LLC, 2021 Term Loan–1st Lien, 8.881% (SOFR CME +3.250%), 1/31/2028	2,381,209
2,696,274		Icebox Holdco III, Inc., 2021 Term Loan–1st Lien, 9.401% (SOFR CME +3.750%), 12/22/2028	2,686,446
1,160,000		Icebox Holdco III, Inc., 2021 Term Loan–2nd Lien, 12.402% (SOFR CME +6.750%), 12/21/2029	1,055,600
144,793	[2]	IPS Corp., 2021 Delayed Draw Term Loan–1st Lien, TBD , 10/2/2028	140,449
832,018		IPS Corp., 2021 Term Loan–1st Lien, 9.166% (SOFR CME +3.750%), 10/2/2028	807,057
897,698		SiteOne Landscape Supply, LLC, 2021 Term Loan B–1st Lien, 7.431% (SOFR CME +2.000%), 3/23/2028	897,698
1,455,076		SRS Distribution, Inc., 2021 Term Loan B–1st Lien, 8.931% (SOFR CME +3.500%), 6/2/2028	1,442,570
985,000		SRS Distribution, Inc., 2022 Incremental Term Loan–1st Lien, 8.916% (SOFR CME +3.500%), 6/2/2028	977,002
1,900,000		Tecta America Corp., 2023 Term Loan B–1st Lien, 9.681% (SOFR CME +4.250%), 4/10/2028	1,898,984
2,403,325		White Cap Buyer, LLC, Term Loan B–1st Lien, 9.066% (SOFR CME +3.750%), 10/19/2027	2,401,679
		TOTAL	20,918,766
		Cable Satellite—2.1%
1,816,843		Charter Communications Operating, LLC, 2019 Term Loan B2–1st Lien, 7.116% (SOFR CME +1.750%), 2/1/2027	1,816,961
2,757,759		DirecTV Financing, LLC, Term Loan–1st Lien, 10.431% (SOFR CME +5.000%), 8/2/2027	2,701,459
2,000,000		UPC Financing Partnership, 2021 USD Term Loan AX–1st Lien, 8.372% (SOFR CME +2.925%), 1/31/2029	1,976,460
2,750,000		Virgin Media Bristol, LLC, 2023 USD Term Loan Y–1st Lien, 8.311% (SOFR CME +3.250%), 3/31/2031	2,689,115
1,500,000		Ziggo Financing Partnership, USD Term Loan I–1st Lien, 7.947% (SOFR CME +2.500%), 4/30/2028	1,468,433
		TOTAL	10,652,428
		Chemicals—3.4%
1,288,271		Axalta Coating Systems U.S. Holdings, Inc., 2023 USD Term Loan B4–1st Lien, 7.900% (SOFR CME +2.500%), 12/20/2029	1,292,097
1,910,011		Element Solutions, Inc., 2019 Term Loan B1–1st Lien, 7.316% (SOFR CME +2.000%), 1/31/2026	1,910,412
995,000		H.B. Fuller Co., 2023 Term Loan B–1st Lien, 7.566% (SOFR CME +2.250%), 2/15/2030	999,353
2,214,455		Illuminate Buyer, LLC, 2021 Term Loan–1st Lien, 8.931% (SOFR CME +3.500%), 6/30/2027	2,211,842

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$ 2,146,931		Lonza Group AG, USD Term Loan B–1st Lien, 9.415% (SOFR CME +3.925%), 7/3/2028	$ 1,912,110
2,030,001		Messer Industries GmbH, 2018 USD Term Loan–1st Lien, 8.152% (SOFR CME +2.500%), 3/2/2026	2,030,915
1,698,314		Olympus Water US Holding Corp., 2021 USD Term Loan B–1st Lien, 9.402% (SOFR CME +3.750%), 11/9/2028	1,678,299
500,000		Olympus Water US Holding Corp., 2023 Incremental Term Loan–1st Lien, 10.390% (SOFR CME +5.000%), 11/9/2028	500,313
1,881,976		Potters Industries, LLC, Term Loan B–1st Lien, 9.490% (SOFR CME +4.000%), 12/14/2027	1,891,094
977,500		PQ Corp., 2021 Term Loan B–1st Lien, 7.969% (SOFR CME +2.500%), 6/9/2028	975,794
2,191,373		Sparta U.S. HoldCo., LLC, 2021 Term Loan–1st Lien, 8.692% (SOFR CME +3.250%), 8/2/2028	2,185,895
		TOTAL	17,588,124
		Consumer Cyclical Services—2.8%
1,519,329		Allied Universal Holdco, LLC, 2021 USD Incremental Term Loan B–1st Lien, 9.166% (SOFR CME +3.750%), 5/12/2028	1,470,035
2,800,000		Allied Universal Holdco, LLC, 2023 Term Loan B–1st Lien, 10.150% (SOFR CME +4.750%), 5/12/2028	2,765,000
2,090,221		AP Core Holdings II, LLC, Amortization Term Loan B1–1st Lien, 10.931% (SOFR CME +5.500%), 9/1/2027	2,059,746
1,000,000		AP Core Holdings II, LLC, High-Yield Term Loan B2–1st Lien, 10.931% (SOFR CME +5.500%), 9/1/2027	974,220
1,895,250		Belron Finance US, LLC, 2023 Term Loan–1st Lien, 8.160% (SOFR CME +2.750%), 4/18/2029	1,899,694
1,976,066		Core & Main, LP, 2021 Term Loan B–1st Lien, 7.691%–7.917% (SOFR CME +2.500%), 7/27/2028	1,978,783
1,496,523		Garda World Security Corp., 2021 Term Loan B–1st Lien, 9.746% (SOFR CME +4.250%), 10/30/2026	1,497,997
1,990,000		Topgolf Callaway Brands Corp., Term Loan B–1st Lien, 8.916% (SOFR CME +3.500%), 3/15/2030	1,982,747
		TOTAL	14,628,222
		Consumer Products—2.8%
1,925,033		BCPE Empire Holdings, Inc., 2023 Extended Term Loan–1st Lien, 10.066% (SOFR CME +4.750%), 12/11/2028	1,927,199
2,416,475		CNT Holdings I Corp., 2020 Term Loan–1st Lien, 8.800% (SOFR CME +3.500%), 11/8/2027	2,411,509
1,500,000		CNT Holdings I Corp., 2020 Term Loan–2nd Lien, 12.050% (SOFR CME +6.750%), 11/6/2028	1,498,747
1,887,453		Energizer Holdings, Inc., 2020 Term Loan–1st Lien, 7.688% (SOFR CME +2.250%), 12/22/2027	1,886,038
2,425,209		Illuminate Merger Sub Corp., Term Loan–1st Lien, 8.652% (SOFR CME +3.000%), 7/21/2028	2,384,489
1,000,000		Illuminate Merger Sub Corp., Term Loan–2nd Lien, 12.402% (SOFR CME +6.750%), 7/23/2029	916,500
3,495,919		Sunshine Luxembourg VII S.a.r.l., 2021 Term Loan B3–1st Lien, 9.240% (SOFR CME +3.750%), 10/1/2026	3,494,468
		TOTAL	14,518,950
		Diversified—0.4%
985,000		Pre-Paid Legal Services, Inc., 2021 Term Loan–1st Lien, 8.818% (SOFR CME +3.500%), 12/15/2028	976,997
1,000,000		Pre-Paid Legal Services, Inc., 2021 Term Loan–2nd Lien, 12.431% (SOFR CME +7.000%), 12/14/2029	915,000
		TOTAL	1,891,997
		Diversified Manufacturing—2.4%
2,005,963		Emrld Borrower, LP, Term Loan B–1st Lien, 8.316% (SOFR CME +3.000%), 5/31/2030	2,005,973
949,102		Gardner Denver, Inc., 2020 USD Term Loan B2–1st Lien, 7.166% (SOFR CME +1.750%), 3/1/2027	951,636
1,319,171		Gates Global, LLC, 2021 Term Loan B3–1st Lien, 7.816% (SOFR CME +2.500%), 3/31/2027	1,317,687
1,280,778		Gates Global, LLC, 2022 Term Loan B4–1st Lien, 8.816% (SOFR CME +3.500%), 11/16/2029	1,282,981
185,582		Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan–1st Lien, 7.166% (SOFR CME +1.750%), 3/1/2027	186,077
3,341,625		Koppers, Inc., 2023 Term Loan B–1st Lien, 9.440% (SOFR CME +4.000%), 4/10/2030	3,354,156
1,353,000		Watlow Electric Manufacturing Co., 2022 Incremental Term Loan B–1st Lien, 10.627% (SOFR CME +5.000%), 3/2/2028	1,355,544
1,909,054		Watlow Electric Manufacturing Co., Term Loan B–1st Lien, 9.377% (SOFR CME +3.750%), 3/2/2028	1,898,793
		TOTAL	12,352,847
		Finance Companies—0.3%
1,500,000	[2]	GTCR W. Merger Sub, LLC, Term Loan B–1st Lien, TBD, 9/20/2030	1,500,547
		Food & Beverage—0.6%
1,365,000		Aramark Services, Inc., 2019 Term Loan B4–1st Lien, 7.181% (SOFR CME +1.750%), 1/15/2027	1,364,488
935,341		City Brewing Co., LLC, Closing Date Term Loan–1st Lien, 9.070% (SOFR CME +3.500%), 4/5/2028	618,882
992,864		US Foods, Inc., 2021 Term Loan B–1st Lien, 7.931% (SOFR CME +2.500%), 11/22/2028	995,738
		TOTAL	2,979,108
		Gaming—3.9%
1,940,250		Caesars Entertainment Corp., Term Loan B–1st Lien, 8.666% (SOFR CME +3.250%), 2/6/2030	1,943,287

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Gaming—continued
$ 2,385,816		Century Casinos, Inc., 2022 Term Loan–1st Lien, 11.430% (SOFR CME +6.000%), 4/2/2029	$ 2,332,135
1,995,000		Golden Entertainment, Inc., 2023 Term Loan B–1st Lien, 8.168% (SOFR CME +2.750%), 5/28/2030	1,995,000
3,204,388		Great Canadian Gaming Corp., 2021 Term Loan–1st Lien, 9.658% (SOFR CME +4.000%), 11/1/2026	3,213,536
2,534,771		J&J Ventures Gaming, LLC, Term Loan–1st Lien, 9.652% (SOFR CME +4.000%), 4/26/2028	2,436,549
1,937,771		Jack Ohio Finance, LLC, Term Loan–1st Lien, 10.181% (SOFR CME +4.750%), 10/4/2028	1,921,629
1,900,000		Ontario Gaming GTA, LP, Term Loan B–1st Lien, 9.640% (SOFR CME +4.250%), 8/1/2030	1,903,762
2,472,519		Scientific Games Holdings, LP, 2022 USD Term Loan B–1st Lien, 8.768% (SOFR CME +3.500%), 4/4/2029	2,461,702
1,975,000		Scientific Games International, Inc., 2022 USD Term Loan–1st Lien, 8.434% (SOFR CME +3.000%), 4/14/2029	1,977,469
		TOTAL	20,185,069
		Health Care—9.5%
1,994,896		AHP Health Partners, Inc., 2021 Term Loan B–1st Lien, 8.931% (SOFR CME +3.500%), 8/24/2028	1,997,140
2,637,257		Athenahealth Group, Inc., 2022 Term Loan B–1st Lien, 8.568% (SOFR CME +3.250%), 2/15/2029	2,595,232
1,064,080		Avantor Funding, Inc., 2021 Term Loan B5–1st Lien, 7.666% (SOFR CME +2.250%), 11/8/2027	1,065,229
2,865,259		Bausch & Lomb Corp., Term Loan–1st Lien, 8.755% (SOFR CME +3.250%), 5/10/2027	2,790,447
2,068,944		Carestream Dental Equipment, Inc., 2017 Term Loan–1st Lien, 8.981% (3-month USLIBOR +3.250%), 9/1/2024	1,795,668
2,064,013		Carestream Dental Equipment, Inc., 2021 Term Loan–1st Lien, 10.231% (3-month USLIBOR +4.500%), 9/1/2024	1,822,007
5,000,000		Carestream Dental Equipment, Inc., 2021 Term Loan–2nd Lien, 13.731% (3-month USLIBOR +8.000%), 9/1/2025	3,243,750
1,097,784		Carestream Health, Inc., 2022 Term Loan–1st Lien, 12.990% (SOFR CME +7.500%), 9/30/2027	874,627
2,396,008		Curium BidCo S.a r.l., 2023 USD Term Loan B–1st Lien, 9.890% (SOFR CME +4.500%), 7/31/2029	2,396,008
388,542		Dermatology Intermediate Holdings III, Inc., 2022 Delayed Draw Term Loan–1st Lien, 9.616%–9.640% (SOFR CME +4.250%), 3/30/2029	386,745
2,074,691		Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B–1st Lien, 9.619% (SOFR CME +4.250%), 3/30/2029	2,065,095
11,493,808		Exactech, Inc., 2018 Term Loan B–1st Lien, 9.166% (SOFR CME +3.750%), 2/14/2025	4,919,350
1,895,250		Fortrea Holdings, Inc., Term Loan B–1st Lien, 9.066% (SOFR CME +3.750%), 7/1/2030	1,891,298
1,850,000		Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B–1st Lien, 7.416% (SOFR CME +2.000%), 11/15/2027	1,821,325
893,653		IQVIA, Inc., 2017 USD Term Loan B2–1st Lien, 7.402% (SOFR CME +1.750%), 1/17/2025	897,116
1,264,446		IQVIA, Inc., 2018 USD Term Loan B3–1st Lien, 7.402% (SOFR CME +1.750%), 6/11/2025	1,269,409
1,970,000		MDVIP, Inc., 2021 Term Loan–1st Lien, 8.931% (SOFR CME +3.500%), 10/16/2028	1,967,537
1,000,000		MDVIP, Inc., 2021 Term Loan–2nd Lien, 11.931% (1-month USLIBOR +6.500%), 10/15/2029	980,000
1,460,163		Medline Borrower, LP, USD Term Loan B–1st Lien, 8.681% (SOFR CME +3.250%), 10/23/2028	1,457,922
2,000,000		MH Sub I, LLC, 2021 Term Loan–2nd Lien, 11.566% (SOFR CME +6.250%), 2/23/2029	1,783,440
5,065,165		MH Sub I, LLC, 2023 Term Loan–1st Lien, 9.566% (SOFR CME +4.250%), 5/3/2028	4,908,854
1,958,119		National Mentor Holdings, Inc., 2021 Term Loan–1st Lien, 9.166%–9.240% (SOFR CME +3.750%), 3/2/2028	1,754,152
2,000,000		National Mentor Holdings, Inc., 2021 Term Loan–2nd Lien, 12.740% (SOFR CME +7.250%), 3/2/2029	1,385,000
15,419		National Mentor Holdings, Inc., 2021 Term Loan C–1st Lien, 9.240% (SOFR CME +3.750%), 3/2/2028	13,813
1,927,194		Navicure, Inc., 2019 Term Loan B–1st Lien, 9.431% (SOFR CME +4.000%), 10/22/2026	1,931,714
845,707		Parexel International Corp., 2021 Term Loan–1st Lien, 8.681% (SOFR CME +3.250%), 11/15/2028	840,806
		TOTAL	48,853,684
		Industrial - Other—3.6%
1,487,488		FCG Acquisitions, Inc., 2022 Incremental Term Loan–1st Lien, 10.140% (SOFR CME +4.750%), 3/31/2028	1,486,565
1,837,894		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, 8.931% (SOFR CME +3.500%), 10/21/2028	1,832,730
2,233,241		Filtration Group Corp., 2023 USD Term Loan–1st Lien, 9.681% (SOFR CME +4.250%), 10/21/2028	2,239,137
2,066,430		Fluid-Flow Products, Inc., Term Loan–1st Lien, 9.855% (SOFR CME +3.750%), 3/31/2028	2,051,583
1,500,000		Fluid-Flow Products, Inc., Term Loan–2nd Lien, 12.402% (SOFR CME +6.750%), 3/30/2029	1,423,125
2,412,797		Madison IAQ, LLC, Term Loan–1st Lien, 8.689% (SOFR CME +3.250%), 6/21/2028	2,377,667
1,034,530		Resideo Funding, Inc., 2021 Term Loan–1st Lien, 7.693%–7.698% (SOFR CME +2.250%), 2/11/2028	1,038,730
1,990,000		Roper Industrial Products Investment Co., LLC, USD Term Loan–1st Lien, 9.890% (SOFR CME +4.500%), 11/22/2029	1,996,756
2,212,804		SPX Flow, Inc., 2022 Term Loan–1st Lien, 9.916% (SOFR CME +4.500%), 4/5/2029	2,211,045
1,862,102		Vertical US Newco, Inc., Term Loan B–1st Lien, 9.381% (SOFR CME +3.500%), 7/30/2027	1,860,240
		TOTAL	18,517,578

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Insurance - P&C—6.7%
$ 1,782,324		AmWINS Group, Inc., 2021 Term Loan B–1st Lien, 7.681% (SOFR CME +2.250%), 2/19/2028	$ 1,773,822
992,500		AmWINS Group, Inc., 2023 Incremental Term Loan B–1st Lien, 8.181% (SOFR CME +2.750%), 2/19/2028	993,125
1,621,097		AssuredPartners, Inc., 2020 Term Loan B–1st Lien, 8.931% (SOFR CME +3.500%), 2/12/2027	1,618,949
1,873,911		AssuredPartners, Inc., 2021 Term Loan B–1st Lien, 8.931% (SOFR CME +3.500%), 2/12/2027	1,875,083
987,519		AssuredPartners, Inc., 2022 Term Loan B4–1st Lien, 9.566% (SOFR CME +4.250%), 2/12/2027	989,375
1,015,991		Asurion, LLC, 2020 Term Loan B8–1st Lien, 8.681% (SOFR CME +3.250%), 12/23/2026	996,941
1,000,000		Asurion, LLC, 2021 Term Loan B4–2nd Lien, 10.681% (SOFR CME +5.250%), 1/20/2029	890,710
937,937		Asurion, LLC, 2021 Term Loan B9–1st Lien, 8.681% (SOFR CME +3.250%), 7/31/2027	908,157
1,235,639		Asurion, LLC, 2022 Term Loan B10–1st Lien, 9.416% (SOFR CME +4.000%), 8/19/2028	1,200,498
1,918,549		Asurion, LLC, 2023 Term Loan B11–1st Lien, 9.666% (SOFR CME +4.250%), 8/19/2028	1,867,228
2,244,375		Broadstreet Partners, Inc., 2023 Term Loan B3–1st Lien, 9.316% (SOFR CME +4.000%), 1/27/2029	2,247,416
1,388,256		HUB International Ltd., 2022 Term Loan B–1st Lien, 9.365% (SOFR CME +4.000%), 11/10/2029	1,392,199
2,000,000		HUB International Ltd., 2023 Term Loan B–1st Lien, 9.584% (SOFR CME +4.250%), 6/20/2030	2,007,710
2,400,000		Jones DesLauriers Insurance Management, Inc., 2023 Term Loan B–1st Lien, 9.615% (SOFR CME +4.250%), 3/15/2030	2,415,012
2,291,799		NFP Corp., 2020 Term Loan–1st Lien, 8.681% (SOFR CME +3.250%), 2/15/2027	2,267,036
1,393,225		Ryan Specialty Group, LLC, Term Loan–1st Lien, 8.416% (SOFR CME +3.000%), 9/1/2027	1,396,088
6,263,251		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, 9.066% (SOFR CME +3.750%), 2/24/2028	6,258,961
2,201,110		USI, Inc., 2022 Incremental Term Loan–1st Lien, 9.140% (SOFR CME +3.750%), 11/22/2029	2,202,177
1,000,000	[2]	USI, Inc., 2023 Incremental Term Loan–1st Lien, TBD, 9/14/2030	998,750
		TOTAL	34,299,237
		Leisure—1.0%
1,314,088		Alterra Mountain Co., 2023 Term Loan B–1st Lien, 9.068% (SOFR CME +3.750%), 5/31/2030	1,317,373
1,895,250		Carnival Corp., 2023 Term Loan B–1st Lien, 8.327% (SOFR CME +3.000%), 8/8/2027	1,893,667
2,100,000		Formula One Holdings Ltd., 2022 Term Loan B–1st Lien, 8.316% (SOFR CME +3.000%), 1/15/2030	2,102,363
		TOTAL	5,313,403
		Lodging—0.5%
1,836,125		Four Seasons Hotels Ltd., 2023 Term Loan B–1st Lien, 7.916% (SOFR CME +2.500%), 11/30/2029	1,842,111
997,500		Wyndham Hotels & Resorts, Inc., 2023 Term Loan B–1st Lien, 7.666% (SOFR CME +2.250%), 5/24/2030	999,460
		TOTAL	2,841,571
		Media Entertainment—6.3%
2,500,000		AVSC Holding Corp., 2018 Term Loan–2nd Lien, 12.681% (SOFR CME +7.250%), 9/1/2025	2,250,000
1,815,870		AVSC Holding Corp., 2020 Term Loan B1–1st Lien, 8.568% (SOFR CME +3.250%), 3/3/2025	1,756,128
1,485,380		AVSC Holding Corp., 2020 Term Loan B2–1st Lien, 10.916% (SOFR CME +5.500%), 10/15/2026	1,445,691
3,159,743		Comet Bidco Ltd., 2018 USD Term Loan B–1st Lien, 10.193% (6-month USLIBOR +5.000%), 9/30/2027	3,054,240
2,605,490		Emerald Expositions Holding, Inc., 2017 Term Loan B–1st Lien, 10.416% (SOFR CME +5.000%), 5/22/2026	2,616,485
1,957,613		Gray Television, Inc., 2021 Term Loan D–1st Lien, 8.444% (SOFR CME +3.000%), 12/1/2028	1,913,567
1,712,611		iHeartCommunications, Inc., 2020 Incremental Term Loan–1st Lien, 8.681% (SOFR CME +3.250%), 5/1/2026	1,543,919
2,719,448		Magnite, Inc., Term Loan–1st Lien, 10.431%–10.929% (3-month USLIBOR +5.000%, SOFR CME+5.000%), 4/28/2028	2,734,744
1,860,439		NEP Group, Inc., Incremental Term Loan B–1st Lien, 9.431% (SOFR CME +4.000%), 10/20/2025	1,801,528
1,985,189		NEP/NCP Holdco, Inc., 2018 Term Loan–1st Lien, 8.681% (SOFR CME +3.250%), 10/20/2025	1,925,325
3,500,000		NEP/NCP Holdco, Inc., 2018 Term Loan–2nd Lien, 12.431% (SOFR CME +7.000%), 10/19/2026	2,797,095
1,528,190		Nexstar Broadcasting, Inc., 2019 Term Loan B4–1st Lien, 7.931% (SOFR CME +2.500%), 9/18/2026	1,528,190
526,866		Outfront Media Capital, LLC, 2019 Term Loan B–1st Lien, 7.066% (SOFR CME +1.750%), 11/18/2026	523,770
1,620,635		Recorded Books, Inc., 2021 Term Loan–1st Lien, 9.316% (SOFR CME +4.000%), 8/29/2025	1,623,001
1,478,775		Sinclair Television Group, Inc., 2022 Term Loan B4–1st Lien, 9.166% (SOFR CME +3.750%), 4/21/2029	1,039,764
1,876,250		Univision Communications, Inc., 2022 Term Loan–1st Lien, 9.640% (SOFR CME +4.250%), 6/24/2029	1,876,719
1,960,088		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 8.681% (SOFR CME +3.250%), 1/31/2029	1,941,467
		TOTAL	32,371,633
		Metals & Mining—0.3%
1,460,101		Grinding Media, Inc., 2021 Term Loan B–1st Lien, 9.530% (SOFR CME +4.000%), 10/12/2028	1,450,975

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Oil Field Services—0.3%
$ 1,362,194		ChampionX Corp., 2022 Term Loan B1–1st Lien, 8.166% (SOFR CME +3.250%), 6/7/2029	$ 1,367,302
		Packaging—2.6%
166,667		Anchor Glass Container Corp., 2023 PIK Term Loan–2nd Lien, 14.371% (SOFR CME +9.000%), 6/7/2026	73,907
236,916		Anchor Glass Container Corp., 2023 Term Loan–1st Lien, 10.371%–10.896% (SOFR CME +5.000%), 12/7/2025	196,937
4,310,650		Charter NEX US, Inc., 2021 Term Loan–1st Lien, 9.181% (SOFR CME +3.750%), 12/1/2027	4,277,415
1,371,722		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 9.591% (SOFR CME +4.175%), 4/13/2029	1,355,034
1,995,000		Mauser Packaging Solutions Holding Co., Term Loan B–1st Lien, 9.330% (SOFR CME +4.000%), 8/14/2026	1,996,496
500,000	[2]	Proampac Pg Borrower, LLC, 2023 Term Loan–1st Lien, TBD, 9/26/2028	498,375
4,000,000		RLG Holdings, LLC, 2021 Term Loan–2nd Lien, 12.931% (SOFR CME +7.500%), 7/6/2029	3,705,000
1,433,134		Trident TPI Holdings, Inc., 2021 Term Loan B3–1st Lien, 9.652% (SOFR CME +4.000%), 9/15/2028	1,430,347
		TOTAL	13,533,511
		Pharmaceuticals—1.0%
1,820,676		ICON Luxembourg S.a.r.l., LUX Term Loan–1st Lien, 7.902% (SOFR CME +2.250%), 7/3/2028	1,822,224
1,617,887		Jazz Financing Lux S.a.r.l., USD Term Loan–1st Lien, 8.931% (SOFR CME +3.500%), 5/5/2028	1,618,453
1,506,056		Organon & Co., USD Term Loan–1st Lien, 8.442% (SOFR CME +3.000%), 6/2/2028	1,505,680
453,623		PRA Health Sciences, Inc., US Term Loan–1st Lien, 7.902% (SOFR CME +2.250%), 7/3/2028	454,008
		TOTAL	5,400,365
		Restaurant—0.8%
2,500,000		1011778 B.C. Unlimited Liability Co., 2023 Term Loan B5–1st Lien, 7.566% (SOFR CME +2.250%), 9/23/2030	2,493,500
1,621,266		IRB Holding Corp., 2022 Term Loan B–1st Lien, 8.416% (SOFR CME +3.000%), 12/15/2027	1,617,286
		TOTAL	4,110,786
		Retailers—1.5%
400,000		ABG Intermediate Holdings 2, LLC, 2021 Term Loan–2nd Lien, 11.416% (SOFR CME +6.000%), 12/20/2029	404,000
1,471,332		ABG Intermediate Holdings 2, LLC, 2021 Term Loan B1–1st Lien, 8.916% (SOFR CME +3.500%), 12/21/2028	1,471,464
200,617	[2]	ABG Intermediate Holdings 2, LLC, 2023 Delayed Draw Term Loan–1st Lien, TBD, 12/21/2028	200,869
1,047,029		ABG Intermediate Holdings 2, LLC, 2023 Term Loan B2–1st Lien, 9.318% (SOFR CME +4.000%), 12/21/2028	1,048,344
1,492,500		Hanesbrands, Inc., 2023 Term Loan B–1st Lien, 9.066% (SOFR CME +3.750%), 3/8/2030	1,466,381
2,312,643		Petco Health and Wellness Co., Inc., 2021 Term Loan B–1st Lien, 8.902% (SOFR CME +3.250%), 3/3/2028	2,290,603
995,000		Sally Holdings, LLC, 2023 CovLite Term Loan B–1st Lien, 7.566% (SOFR CME +2.250%), 2/28/2030	997,333
		TOTAL	7,878,994
		Services—1.5%
2,363,125		Covetrus, Inc., Term Loan–1st Lien, 10.390% (SOFR CME +5.000%), 10/13/2029	2,341,597
2,167,223		Service Logic Acquisition, Inc, Term Loan–1st Lien, 9.631% (SOFR CME +4.000%), 10/29/2027	2,163,171
2,207,792		USIC Holdings, Inc., 2021 Term Loan–1st Lien, 8.931% (SOFR CME +3.500%), 5/12/2028	2,175,370
1,000,000		USIC Holdings, Inc., 2021 Term Loan–2nd Lien, 11.931% (SOFR CME +6.500%), 5/14/2029	938,750
		TOTAL	7,618,888
		Technology—18.8%
1,963,825		Altar Bidco, Inc., 2021 Term Loan–1st Lien, 8.262% (SOFR CME +3.100%), 2/1/2029	1,959,652
1,500,000		Altar Bidco, Inc., 2021 Term Loan–2nd Lien, 10.493% (SOFR CME +5.600%), 2/1/2030	1,464,375
2,139,438		Applied Systems, Inc., 2022 Extended Term Loan–1st Lien, 9.890% (SOFR CME +4.500%), 9/18/2026	2,148,403
1,204,559		AppLovin Corp., 2021 Term Loan B–1st Lien, 8.416% (SOFR CME +3.100%), 10/25/2028	1,205,203
1,895,250		AppLovin Corp., 2023 Term Loan B–1st Lien, 8.416% (SOFR CME +3.100%), 8/14/2030	1,893,080
1,917,880		Atlas Purchaser, Inc., 2021 Term Loan–1st Lien, 10.879% (SOFR CME +5.250%), 5/8/2028	1,374,190
1,000,000		Atlas Purchaser, Inc., 2021 Term Loan–2nd Lien, 14.659% (SOFR CME +9.000%), 5/7/2029	491,665
1,219,244		Banff Merger Sub, Inc., 2021 USD Term Loan–1st Lien, 9.181% (SOFR CME +3.750%), 10/2/2025	1,219,409
1,000,000		Banff Merger Sub, Inc., 2021 USD Term Loan–2nd Lien, 10.931% (SOFR CME +5.500%), 2/27/2026	999,110
1,977,500		Barracuda Networks, Inc., 2022 Term Loan–1st Lien, 9.869% (SOFR CME +4.500%), 8/15/2029	1,961,937
1,500,000		Barracuda Networks, Inc., 2022 Term Loan–2nd Lien, 12.369% (SOFR CME +7.000%), 8/15/2030	1,348,125
1,965,000		CCC Intelligent Solutions, Inc., Term Loan–1st Lien, 7.681% (SOFR CME +2.250%), 9/21/2028	1,962,956
1,836,125		CDK Global, Inc., 2022 USD Term Loan B–1st Lien, 9.640% (SOFR CME +4.250%), 7/6/2029	1,838,741

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 1,990,000		Cloud Software Group, Inc., 2022 USD Term Loan B–1st Lien, 9.990% (SOFR CME +4.500%), 3/30/2029	$ 1,916,927
2,201,369		Cloudera, Inc., 2021 Term Loan–1st Lien, 9.166% (SOFR CME +3.750%), 10/8/2028	2,162,845
1,000,000		Cloudera, Inc., 2021 Term Loan–2nd Lien, 11.416% (SOFR CME +6.000%), 10/8/2029	953,335
1,441,587		CoreLogic, Inc., Term Loan–1st Lien, 8.931% (SOFR CME +3.500%), 6/2/2028	1,337,368
2,250,000		Cvent, Inc., 2023 Term Loan B–1st Lien, 9.140% (SOFR CME +3.750%), 6/17/2030	2,244,375
1,944,584		DCert Buyer, Inc., 2019 Term Loan B–1st Lien, 9.316% (SOFR CME +4.000%), 10/16/2026	1,935,532
1,000,000		DCert Buyer, Inc., 2021 Term Loan–2nd Lien, 12.316% (SOFR CME +7.000%), 2/19/2029	938,335
1,395,532		Diebold Nixdorf, Inc., 2023 Exit Term Loan–1st Lien, 12.891% (SOFR CME +7.500%), 8/11/2028	1,401,931
3,670,830		Digi International, Inc., Term Loan B–1st Lien, 10.431% (SOFR CME +5.000%), 11/1/2028	3,673,124
2,381,787		Epicor Software Corp., 2020 Term Loan–1st Lien, 8.681% (SOFR CME +3.250%), 7/30/2027	2,381,537
2,188,415		Gainwell Acquisition Corp., Term Loan B–1st Lien, 9.490% (SOFR CME +4.000%), 10/1/2027	2,140,543
915,802		Go Daddy Operating Co., LLC, 2021 Term Loan B4–1st Lien, 7.431% (SOFR CME +2.000%), 8/10/2027	916,090
992,513		Go Daddy Operating Co., LLC, 2022 Term Loan B5–1st Lien, 7.816% (SOFR CME +2.500%), 11/9/2029	994,631
2,312,879		GoTo Group, Inc., Term Loan B–1st Lien, 10.269% (SOFR CME +4.750%)), 8/31/2027	1,547,004
1,787,226		Greeneden U.S. Holdings II, LLC, 2020 USD Term Loan B4–1st Lien, 9.431% (SOFR CME +4.000%), 12/1/2027	1,790,783
1,329,667		II-VI, Inc., 2022 Term Loan B–1st Lien, 8.181% (SOFR CME +2.750%), 7/2/2029	1,327,799
223,307		Marcel LUX IV S.a.r.l., 2020 USD Term Loan B–1st Lien, 9.414% (SOFR CME +4.000%), 12/31/2027	222,958
740,335		Marcel LUX IV S.a.r.l., USD Term Loan B1–1st Lien, 8.664% (SOFR CME +3.250%), 3/15/2026	740,646
1,000,000		Mitchell International, Inc., 2021 Term Loan–2nd Lien, 11.931% (SOFR CME +6.500%), 10/15/2029	923,910
1,719,227		Mitchell International, Inc., 2021 Term Loan B–1st Lien, 9.181% (SOFR CME +3.750%), 10/15/2028	1,693,937
4,785,223		MLN US HoldCo, LLC, 2018 Term Loan–1st Lien, 10.011% (SOFR CME +9.250%), 11/30/2025	574,227
1,250,000	[2]	NCR Atleos, LLC, Term Loan B–1st Lien, TBD, 9/22/2030	1,207,819
2,219,199		NCR Corp., 2019 Term Loan–1st Lien, 7.931% (SOFR CME +2.500%), 8/28/2026	2,221,418
1,500,000		NEXUS Buyer, LLC, 2021 Term Loan–2nd Lien, 11.666% (SOFR CME +6.250%), 11/5/2029	1,432,507
2,296,151		NEXUS Buyer, LLC, Term Loan B–1st Lien, 9.166% (SOFR CME +3.750%), 11/9/2026	2,268,265
1,637,625		Open Text Corp., 2023 Term Loan B–1st Lien, 8.166% (SOFR CME +2.750%), 1/31/2030	1,639,770
2,272,652		Optiv Security, Inc., 2023 Term Loan–1st Lien, 10.338% (SOFR CME +5.250%), 7/31/2026	2,209,018
1,203,390		Planview Parent, Inc., Term Loan–1st Lien, 9.652% (SOFR CME +4.000%), 12/17/2027	1,190,352
1,877,577		Project Alpha Intermediate Holding, Inc., 2021 Term Loan B–1st Lien, 9.431% (SOFR CME +4.000%), 4/26/2024	1,878,168
1,340,038		Project Boost Purchaser, LLC, 2019 Term Loan B–1st Lien, 8.931% (SOFR CME +3.500%), 6/1/2026	1,340,132
1,453,877		Project Boost Purchaser, LLC, 2021 Incremental Term Loan–1st Lien, 8.931% (SOFR CME +3.500%), 5/30/2026	1,454,480
1,900,000		Quartz Acquireco, LLC, Term Loan B–1st Lien, 8.818% (SOFR CME +3.500%), 6/28/2030	1,900,000
27,466		Renaissance Holding Corp., 2018 Term Loan–2nd Lien, 12.416% (SOFR CME +7.000%), 5/29/2026	27,493
1,400,000		Renaissance Holding Corp., 2023 Refi Term Loan–1st Lien, 10.066% (SOFR CME +4.750%), 4/5/2030	1,391,250
1,813,720		Rocket Software, Inc., 2018 Term Loan–1st Lien, 9.681% (SOFR CME +4.250%), 11/28/2025	1,815,425
1,885,175		S2P Acquisition Borrower, Inc., Term Loan–1st Lien, 9.416% (SOFR CME +4.000%), 8/14/2026	1,885,373
508,127		Science Applications International Corp., 2020 Incremental Term Loan B–1st Lien, 7.291% (SOFR CME +1.875%), 3/12/2027	509,184
1,406,309		Severin Acquisition, LLC, 2018 Term Loan B–1st Lien, 8.369% (SOFR CME +3.000%), 8/1/2025	1,406,682
1,458,975		Sophia, LP, 2021 Term Loan B–1st Lien, 8.916% (SOFR CME +3.500%), 10/7/2027	1,457,458
1,476,288		Sophia, LP, 2022 Incremental Term Loan B–1st Lien, 9.566% (SOFR CME +4.250%), 10/7/2027	1,473,520
1,012,647		SS&C Technologies, Inc., 2022 Term Loan B6–1st Lien, 7.666% (SOFR CME +2.250%), 3/22/2029	1,013,680
1,029,026		SS&C Technologies, Inc., 2022 Term Loan B7–1st Lien, 7.666% (SOFR CME +2.250%), 3/22/2029	1,030,076
1,332,814		Tempo Acquisition, LLC, 2023 Term Loan B–1st Lien, 8.316% (SOFR CME +3.000%), 8/31/2028	1,335,313
188,276		Trans Union, LLC, 2021 Term Loan B6–1st Lien, 7.681% (SOFR CME +2.250%), 12/1/2028	188,418
2,626,250		Ultimate Software Group, Inc. (The), 2021 Term Loan–1st Lien, 8.618% (SOFR CME +3.250%), 5/4/2026	2,621,772
1,900,000		Ultimate Software Group, Inc. (The), 2021 Term Loan–2nd Lien, 10.618% (SOFR CME +5.250%), 5/3/2027	1,901,862
1,888,046		Ultimate Software Group, Inc. (The), Term Loan B–1st Lien, 9.219% (SOFR CME +3.750%), 5/4/2026	1,888,348
1,194,041		Veritas US, Inc., 2021 USD Term Loan B–1st Lien, 10.431% (SOFR CME +5.000%), 9/1/2025	1,041,431
2,168,705		VS Buyer, LLC, Term Loan B–1st Lien, 8.666% (SOFR CME +3.250%), 2/28/2027	2,163,283
1,921,340		Weld North Education, LLC, 2021 Term Loan B–1st Lien, 9.181% (SOFR CME +3.750%), 12/21/2027	1,887,514

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 1,492,500		World Wide Technology Holding Co., LLC, Term Loan–1st Lien, 8.678% (SOFR CME +3.250%), 3/1/2030	$ 1,494,366
		TOTAL	96,959,060
		Transportation Services—0.4%
1,877,962		Genesee & Wyoming, Inc. (New), Term Loan–1st Lien, 7.490% (SOFR CME +2.000%), 12/30/2026	1,878,056
		Utility - Electric—0.4%
1,506,759		Calpine Construction Finance Co., LP, 2023 Refinancing Term Loan B–1st Lien, 7.566% (SOFR CME +2.250%), 7/31/2030	1,500,837
653,846		Calpine Corp., 2020 Term Loan B5–1st Lien, 7.931% (SOFR CME +2.500%), 12/16/2027	654,350
		TOTAL	2,155,187
		Wireline Communications—0.3%
1,651,136		Iridium Satellite, LLC, 2023 Term Loan B–1st Lien, 7.816% (SOFR CME +2.500%), 9/15/2030	1,650,798
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $443,032,905)	426,540,406
		CORPORATE BONDS—4.6%
		Airlines—0.2%
916,667		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	896,090
375,000		Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	371,924
		TOTAL	1,268,014
		Automotive—0.1%
700,000		Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	684,155
		Banking—0.1%
350,000		Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	340,103
		Cable Satellite—0.4%
1,000,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	885,450
1,000,000		DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	1,008,941
300,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	275,022
		TOTAL	2,169,413
		Consumer Cyclical Services—0.1%
500,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	490,679
		Consumer Products—0.1%
700,000		BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	665,679
		Diversified Manufacturing—0.2%
1,075,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	1,078,678
		Finance Companies—0.4%
800,000	[1]	American Express Co., Sr. Unsecd. Note, 6.101% (SOFR +0.760%), 2/13/2026	797,950
250,000	[1]	American Express Co., Sr. Unsecd. Note, 6.273% (SOFR +0.930%), 3/4/2025	251,068
850,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	846,227
		TOTAL	1,895,245
		Financial Institutions—0.1%
500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.650%, 1/27/2026	476,706
		Gaming—0.6%
1,000,000		Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	848,914
375,000		Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	365,296
900,000		Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	858,817
1,000,000		Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2028	983,930
		TOTAL	3,056,957
		Health Care—0.6%
3,500,000		Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	2,956,957
		Insurance - P&C—0.3%
1,675,000		NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	1,610,784

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Lodging—0.0%
$ 300,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	$ 295,030
		Media Entertainment—0.2%
1,000,000		iHeartCommunications, Inc., 6.375%, 5/1/2026	863,269
		Midstream—0.1%
500,000		EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	501,484
		Packaging—0.1%
500,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 4/30/2025	487,916
		Retailers—0.2%
1,100,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	1,040,935
		Technology—0.4%
1,000,000		Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	996,221
1,000,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	882,094
		TOTAL	1,878,315
		Transportation Services—0.4%
2,200,000		Stena International SA, Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	2,177,802
		TOTAL CORPORATE BONDS (IDENTIFIED COST $25,159,548)	23,938,121
		ASSET-BACKED SECURITIES—3.6%
		Automotive—0.7%
398,771		BMW Vehicle Lease Trust 2023-1, Class A2, 5.270%, 2/25/2025	398,194
473,812	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 6.563% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	473,987
391,287		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	390,893
280,000		Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	278,611
756,506		GM Financial Securitized Term 2023-1, Class A2A, 5.190%, 3/16/2026	754,089
155,478	[1]	Toyota Auto Receivables Owner 2022-D, Class A2B, 6.022% (CME Term SOFR 1 Month +0.690%), 1/15/2026	155,657
803,487		Toyota Auto Receivables Owner Trust 2023-A, Class A2, 5.050%, 1/15/2026	800,945
500,000		Volkswagen Auto Lease Trust 2022-A, Class A3, 3.440%, 7/21/2025	492,916
		TOTAL	3,745,292
		Finance Companies—2.9%
1,600,000	[1]	Ballyrock Ltd. 2020-14A, Class C, 9.187% (CME Term SOFR 3 Month +3.861%), 1/20/2034	1,581,383
675,000		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	670,233
750,000	[1]	Dryden Senior Loan Fund 2021-87A, Class D, 8.591% (CME Term SOFR 3 Month +3.211%), 5/20/2034	713,734
500,000	[1]	Elmwood CLO 23 Ltd. 2023-2A, Class A, 6.990% (CME Term SOFR 3 Month +1.800%), 4/16/2036	501,071
500,000	[1]	Elmwood CLO 23 Ltd. 2023-2A, Class B, 7.440% (CME Term SOFR 3 Month +2.250%), 4/16/2036	495,203
500,000	[1]	Elmwood CLO XI Ltd. 2021-4A, Class D, 8.537% (CME Term SOFR 3 Month +3.211%), 10/20/2034	487,094
750,000		Evergreen Credit Card Trust 2022-CRT2 C, Class C, 7.440%, 11/16/2026	734,620
850,000		Evergreen Credit Card Trust 2022-CRT2, Class B, 6.560%, 11/16/2026	837,302
600,000		Evergreen Credit Card Trust Series 2023-CRT3, Class B, 6.580%, 2/16/2027	602,487
750,000	[1]	GoldenTree Loan Management US 2020-7A, Class CR, 7.637% (CME Term SOFR 3 Month +2.311%), 4/20/2034	743,681
1,500,000	[1]	GoldenTree Loan Management US 2020-7A, Class DR, 8.737% (CME Term SOFR 3 Month +3.411%), 4/20/2034	1,464,572
750,000	[1]	GoldenTree Loan Management US 2023-17A, Class A, 6.997% (CME Term SOFR 3 Month +1.750%), 7/20/2036	751,141
500,000	[1]	GoldenTree Loan Management US 2023-17A, Class B, 7.697% (CME Term SOFR 3 Month +2.450%), 7/20/2036	502,844
436,859		MMAF Equipment Finance LLC 2022-B, Class A2, 5.570%, 9/9/2025	435,272
1,000,000	[1]	Neuberger Berman CLO Ltd. 2020-39A, Class D, 9.187% (CME Term SOFR 3 Month +3.861%), 1/20/2032	995,354
1,250,000	[1]	Pikes Peak CLO 2021-7A, Class D, 9.052% (CME Term SOFR 3 Month +3.661%), 2/25/2034	1,211,069
1,000,000	[1]	Rockland Park CLO Ltd. 2021-1A, Class C, 7.487% (CME Term SOFR 3 Month +2.161%), 4/20/2034	983,985
1,000,000	[1]	Symphony Clo Ltd. 2016 - 18A, Class DR, 8.857% (CME Term SOFR 3 Month +3.511%), 7/23/2033	979,532
		TOTAL	14,690,577
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $18,670,790)	18,435,869

Principal Amount or Shares			Value
		COMMON STOCKS—0.2%
		Aerospace/Defense—0.0%
46,202	[3]	Constellis Holdings LLC	$ 17,326
		Health Care—0.2%
180,104	[3]	Carestream Health, Inc.	765,442
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,853,541)	782,768
		EXCHANGE-TRADED FUNDS—1.2%
200,000		Invesco Senior Loan ETF	4,198,000
50,000		SPDR Blackstone Senior Loan ETF	2,096,500
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $6,281,000)	6,294,500
		INVESTMENT COMPANY—3.7%
19,083,055		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[4] (IDENTIFIED COST $19,082,303)	19,083,055
		TOTAL INVESTMENT IN SECURITIES—96.1% (IDENTIFIED COST $516,080,087)	495,074,719
		OTHER ASSETS AND LIABILITIES - NET—3.9%	20,074,725
		TOTAL NET ASSETS—100%	$515,149,444
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 6/30/2023	$7,715,875
Purchases at Cost	$42,868,958
Proceeds from Sales	$(31,503,069)
Change in Unrealized Appreciation/Depreciation	$1,171
Net Realized Gain/(Loss)	$120
Value as of 9/30/2023	$19,083,055
Shares Held as of 9/30/2023	19,083,055
Dividend Income	$96,206

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled commitments at September 30, 2023 where the rate will be determined at time of settlement.
3	Non-income-producing security.
4	7-day net yield.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$1,821,325	$424,719,081	$—	$426,540,406
Corporate Bonds	—	23,938,121	—	23,938,121
Asset-Backed Securities	—	18,435,869	—	18,435,869
Exchange-Traded Funds	6,294,500	—	—	6,294,500
Equity Securities:
Common Stocks
Domestic	782,768	—	—	782,768
Investment Company	19,083,055	—	—	19,083,055
TOTAL SECURITIES	$27,981,648	$467,093,071	$—	$495,074,719

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PIK	—Payment in Kind
SOFR	—Secured Overnight Financing Rate
SPDR	—Standard & Poor’s Depositary Receipt
TBD	—To Be Determined